Organization and Nature of Operations	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

MMTEC, INC. (“MMTEC”, the “Company”) was incorporated on January 4, 2018 under the laws of the British Virgin Islands (“BVI”). On March 19, 2018, MMTEC acquired a wholly owned subsidiary, MM Future Technology Limited (“MM Future”). MM Future was incorporated in Hong Kong on October 31, 2017 for the purpose of being a holding company for the equity interest in Gujia (Beijing) Technology Co., Ltd. (“Gujia”).

Other than the equity interest in MM Future, MMTEC does not conduct any operations or own any material assets or liabilities. MM Future does not conduct any operations or own any material assets or liabilities except for the 100% of the equity interest of Gujia which it acquired on January 29, 2018.

Gujia was incorporated in People’s Republic of China (“PRC”) on June 9, 2015. Gujia is a technology provider, operates as an internet business platform to support operations. Gujia provides investment services to the U.S. securities markets for PRC investors and provides technical services to Chinese financial institutions to help them be able to provide investment services in the U.S. securities markets for their clients.

On November 6, 2017, Gujia acquired a wholly-owned subsidiary Meimei Zhengtong (Beijing) Technology Ltd. (“Meimei Zhengtong”) which was dissolved in July 2018.

On March 28, 2018, the Company acquired 24.9% of MMBD Trading Limited. (“MMBD Trading”). MMBD Trading was incorporated on March 4, 2016 under the laws of the British Virgin Islands. The remaining 75.1% of MMBD Trading was owned by 32.7% shareholders of the Company. The Company agreed to purchase the remaining 75.1% of outstanding securities of MMBD Trading on April 25, 2019. The acquisition was closed on October 18, 2019. Following and as a result of this acquisition, MMBD has become a wholly-owned subsidiary of the Company. MMBD Trading acquired a wholly owned subsidiary, MM Global Securities, INC. (“MM Global”) on August 16, 2017. MMBD Trading does not conduct any operations or own any material assets or liabilities except for the 100% of the equity interest of MM Global. MM Global was incorporated in the State of Illinois on September 25, 1997 as Feil Daily Investment Co. which was changed to Whitewood Group Inc. in 2011. MM Global’s continuing membership application approved by FINRA as a broker-dealer in August 2017 and changed its name to MM IGlobal, INC. in November 2017 pursuant to the ownership change. MM IGlobal, INC. changed its name to MM Global Securities, INC. in March 2019. MM Global operates as a securities broker/dealer in New York City.

On April 20, 2018, the Company incorporated MM Fund Services Limited (“MM Fund”), a Cayman Islands company, for the purpose of providing administration services to the private equity funds industry. MM Fund is dormant as of December 31, 2020.

On May 28, 2018, the Company incorporated MM Capital Management Limited (“MM Capital”), a Cayman Islands company, for the purpose of providing assets management and investment services to clients. MM Capital is dormant as of December 31, 2020.

On August 8, 2018, the Company incorporated MM Fund SPC (“MM SPC”), a Cayman Islands company, for the purpose of providing asset management services to clients. MM SPC is a wholly-owned subsidiary of MM Capital and is dormant as of December 31, 2020.

On March 15, 2019, the Company incorporated MM Global Capital Limited (“MM Global Capital”), a Hong Kong company, for the purpose of providing assets management and investment services to clients. MM Global Capital is a wholly-owned subsidiary of MMTEC.

On July 9, 2019, the Company acquired 49% of a Newly-Formed Entity called Xchain Fintech PTE.LTD., (“Xchain”), a Singapore company, for the purpose of providing technical support for the construction and development of a new solutions for the existing problems of the traditional financial industry, the difficulty experienced by investors in investing and allocating investment assets globally, and the protection of funds and investments by using advanced technologies, such as artificial intelligence, big data analysis and blockchain. Xchain is dormant as of December 31, 2020.

On March 23, 2020, the Company acquired all outstanding securities of MMBD Investment Advisory Company Limited (“MMBD Advisory”) for a consideration of $1,000, which was subsequently given up by Hinman Au. Prior to this transaction, all outstanding securities of MMBD Advisory were owned by Hinman Au, a director and 1.4% shareholder of the Company. MMBD Advisory was formed in January 2018 in the U.S. and is registered as an investment advisor firm under the laws of the State of New York on May 7, 2018.

Since March 23, 2020, MMBD Advisory was consolidated into the Company. MMTEC and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” or “us”, unless specific reference is made to an entity.